Note 4 - Other Non-current Assets (Details Textual) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended				66 Months Ended
	Jul. 16, 2014	Dec. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Write-off Deriving from Fair Value Measurement		$ 2,888
Amortization of Debt Discount (Premium)			$ (851)	$ (779)	$ (715)
Equity Securities without Readily Determinable Fair Value, Amount			3,802	3,802			$ 3,802
Zim Integrated Services [Member] | The 3.0% Series 1 Notes Due 2023 [Member]
Investment Stated Interest Rate	3.00%
Zim Integrated Services [Member] | The 5.0% Series 2 Notes Due 2023 [Member]
Investment Stated Interest Rate	5.00%
Investment Stated Interest Rate, Payable Quarterly	3.00%
Investment Interest Rate, Stated Percentage, Deferred Accrual	2.00%
Equity Securities [Member]
Held-to-Maturity Securities, Equity Interest Acquired	1.20%
Equity Securities, FV-NI	$ 7,802
Other than Temporary Impairment Losses, Investments, Total			0
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Total						$ 4,000
Proceeds from Dividends Received							0
Debt Securities [Member]
Debt Securities, Held-to-maturity, Total	8,229
Debt Securities [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	1,452					1,406
Debt Securities, Held-to-maturity, Fair Value, Total	676		6,723	6,140			$ 6,723
Amortization of Debt Discount (Premium)			851	$ 779	$ 715
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities						$ 46
Other than Temporary Impairment Losses, Investments, Total			$ 0
Debt Securities [Member] | Zim 5.0% Series 2 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	6,777
Debt Securities, Held-to-maturity, Fair Value, Total	$ 3,567